Net Revenue - Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers [Line Items]
Trade accounts receivable	$ 3,847,840	$ 3,735,540
Contract liabilities	(285,466)	(151,947)
Total customer contract revenue	$ 3,562,374	$ 3,583,593